Investment Strategy - USCF Oil Plus Bitcoin Strategy Fund	Dec. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that intends to provide broad exposure to the performance of the crude oil markets (the “Oil Strategy”) and the performance of bitcoin (the “Bitcoin Strategy”) through investments in futures contracts, as well as pooled investment vehicles, such as exchange-traded products (“ETPs”). The Fund seeks to achieve its investment objective by investing in (i) crude oil futures contracts, including micro futures, which are futures contracts that are one-tenth the size of standard futures contracts, (“Oil Futures”), (ii) bitcoin futures, including micro futures, which are futures contracts that are one-fiftieth the size of standard futures contracts, (“Bitcoin Futures”) and (iii) bitcoin related securities, such as ETPs that primarily hold bitcoin (each, a “Bitcoin ETP” and collectively, “Bitcoin ETPs”) (“Bitcoin Securities,” and together with Bitcoin Futures, “Bitcoin Investments”). The Fund does not seek to track any specific benchmark or index.

The Fund uses leverage to provide equal exposure to the total return of holdings in the Fund’s Oil Strategy and the total return of holdings in the Fund’s Bitcoin Strategy. Essentially, for every one dollar invested, the Fund is designed to provide approximately one dollar of exposure to the Fund’s Oil Strategy and approximately one dollar of exposure to the Fund’s Bitcoin Strategy. Under normal circumstances, the Fund’s notional exposure to the Oil Strategy will represent approximately 100% of the Fund’s net assets, and the Fund’s notional exposure to Bitcoin Strategy will represent approximately 100% of the Fund’s net assets. The Adviser reallocates the Fund’s portfolio holdings daily to seek to maintain a balanced notional exposure of approximately 100% to the Oil Strategy and 100% to the Bitcoin Strategy. For more information, see the section in the Fund’s Prospectus titled “Principal Investment Strategies of the Fund.”

Oil Strategy

The Fund will invest in futures contracts, including micro futures, based upon oil, including, but not limited to, crude oil (West Texas Intermediate (“WTI”)), crude oil (Brent), other types of crude oil and other petroleum-based fuels, traded on any U.S. and foreign exchanges, including, but not limited to, the Chicago Mercantile Exchange, New York Mercantile Exchange, ICE Futures Europe and ICE Futures U.S., as part of its investment strategy.

A commodity futures contract is a financial instrument in which a party agrees to pay a fixed price for a fixed quantity of a commodity at a specified future date. The total cost of the commodity (e.g., WTI crude oil) underlying a futures contract at its current price (or spot price) is often referred to as “notional amount.” Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Futures contracts expire each month. Investors can close futures contracts prior to expiration, “roll” to a later contract, or allow the contract to expire and take settlement of the underlying commodity or financial instrument specified by the contract. If an investor seeks to maintain a position in a near month futures contract and not take delivery of physical barrels of crude oil, the investor must sell the current near month futures contract as it approaches expiration and invest in the next month futures contract. In order to continue holding a position in the current near month futures contract, this “roll” forward of the futures contract must be executed every month.

Bitcoin Strategy

Bitcoin Futures and Bitcoin Related Securities

In addition to Oil Futures, the Fund will invest, through its wholly-owned subsidiary, in Bitcoin Futures, including micro futures, and bitcoin related securities, such as Bitcoin ETPs. The Fund will invest only in cash-settled Bitcoin Futures traded on any U.S. and non-U.S. exchanges and shares of Bitcoin ETPs listed on a U.S. national securities exchange.

Information about the Bitcoin Industry

Bitcoin is a digital asset that can be transferred among participants on the bitcoin network on a peer-to-peer basis via the Internet. Unlike other means of electronic payments, bitcoin can be transferred without the use of a central administrator or clearing agency. Because a central party is not necessary to administer bitcoin transactions or maintain the bitcoin ledger, the term decentralized is often used in descriptions of bitcoin.

The supply of bitcoin is not determined by a central government, but rather by an open-source software program that limits both the total amount of bitcoin that will be produced and the rate at which it is released into the network. The responsibility for maintaining the official ledger of who owns what bitcoin and for validating new bitcoin transactions is not entrusted to any single central entity. Instead, it is distributed among the network’s participants.

Because peer-to-peer transfers of bitcoin are recorded on the “Bitcoin Blockchain,” which is a digital public recordkeeping system or ledger, buying, holding and selling bitcoin is very different than buying, holding and selling more conventional instruments like cash, stocks or bonds. Miners authenticate and bundle bitcoin transactions sequentially into files called “blocks,” which requires performing computational work to solve a cryptographic puzzle set by the bitcoin network’s software protocol. Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first bitcoin transaction. Copies of the Bitcoin Blockchain are stored in a decentralized manner on the computers of each individual bitcoin network full node, i.e., any user who chooses to maintain on their computer a full copy of the Bitcoin Blockchain as well as related software. Each bitcoin is associated with a set of unique cryptographic “keys,” in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that bitcoin in a transfer that the bitcoin network will recognize.

Bitcoin must either be acquired through the process of “mining,” obtained in a peer-to-peer transaction, or purchased through an online bitcoin trading platform or other intermediary, such as a broker in the institutional over-the-counter (“OTC”) market. Peer-to-peer transactions may be difficult to arrange, and involve complex and potentially risky procedures around safekeeping, transferring and holding the bitcoin.

Alternatively, purchasing bitcoin on a bitcoin trading platform requires choosing a trading platform, opening an account, and transferring funds to the trading platform in order to purchase the bitcoin. Transactions on exchanges are not ordinarily recorded on the Bitcoin Blockchain. There are currently a large number of bitcoin trading platforms from which to choose, the quality and reliability of which varies significantly. The value of bitcoin within the market is determined, in part, by the supply of and demand for bitcoin in the global bitcoin market, market expectations for the adoption of bitcoin as a store of value, the number of merchants that accept bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors.

Outside of exchanges, bitcoin can be traded OTC in transactions that are not publicly reported. The OTC market is largely institutional in nature, and OTC market participants generally consist of institutional entities, such as firms that offer two-sided liquidity for bitcoin, investment managers, proprietary trading firms, high-net-worth individuals that trade bitcoin on a proprietary basis, entities with sizeable bitcoin holdings, and family offices. The OTC market provides a relatively flexible market in terms of quotes, price, quantity, and other factors, although it tends to involve large blocks of bitcoin. The OTC market has no formal structure and no open-outcry meeting place. Parties engaging in OTC transactions will agree upon a price and then one of the two parties will then initiate the transaction.

Although bitcoin was the first digital asset, in the ensuing years, the number of digital assets, market participants and companies in the space has increased dramatically. In addition to bitcoin, other well-known digital assets include Ethereum, Bitcoin Cash, and Litecoin. The category and protocols are still being defined and evolving.

Subsidiary

The Fund intends to invest in Oil Futures and Bitcoin Futures, as well as certain Bitcoin, primarily through a wholly-owned subsidiary of the Fund incorporated in the Cayman Islands, USCF Cayman Commodity 10 (the “Subsidiary”). By investing in the Subsidiary, the Fund expects to be able to obtain greater exposure to Oil Futures and Bitcoin Investments while maintaining compliance with U.S. federal income tax requirements applicable to investment companies. The Fund will not invest more than 25% of its total assets in the Subsidiary, as determined at the end of each fiscal quarter.

The Subsidiary is advised by USCF Advisers LLC (the “Adviser”) and has the same investment objective as the Fund. The assets of the Subsidiary are subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund, except that the Subsidiary may invest without limitation in Oil Futures and Bitcoin Investments. The Subsidiary’s investments are considered to be part of the Fund’s portfolio. Neither the Fund nor the Subsidiary invests directly in oil or bitcoin. Investors seeking direct exposure to the price of oil or bitcoin should consider an investment other than the Fund.

Collateral

The portion of the Fund’s assets that are not invested in Oil Futures or Bitcoin Investments will be primarily invested, directly or indirectly through the Subsidiary, in cash, cash equivalents, U.S. government securities or obligations, money market funds, or a combination thereof. The primary purpose of such investments will be to meet coverage and collateral requirements associated with the Fund’s investments in derivative instruments (i.e., futures contracts).

Other Fund Attributes

The Adviser reallocates the Fund’s portfolio holdings daily to seek to maintain a balanced notional exposure of approximately 100% to the Oil Strategy and 100% to the Bitcoin Strategy.

The Fund is “non-diversified,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The CFTC has adopted certain requirements that subject a registered investment company and its investment adviser to regulation by the CFTC if the registered investment company invests more than a prescribed level of its net asset value (“NAV”) in CFTC-regulated futures, options, or swaps, or if the registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s expected use of such CFTC-regulated instruments above the prescribed levels, the Fund is considered a “commodity pool” under the Commodity Exchange Act (“CEA”).